Pledged assets and contingent liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Pledged Assets And Contingent Liabilities [Abstract]
Schedule of pledged assets and contingent liabilities

Skr mn	June 30, 2026	December 31, 2025
Collateral provided
Cash collateral under the security agreements for derivative contracts	1,978	6,858
Contingent liabilities[1]
Guarantee commitments	12,423	9,896
Commitments[1]
Committed undisbursed loans	78,963	81,624
1 For expected credit losses in guarantee commitments and committed undisbursed loans, see Note 4.